JHD
Nuveen High Income December 2019 Target Term Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 87.6% (88.4% of Total Investments)
	CORPORATE BONDS – 72.9% (73.6% of Total Investments)
	Airlines – 5.0%
$3,600	Air Canada 2015-1 Class C Pass Through Trust, 144A	5.000%	3/15/20	BBB-	$3,625,920
3,500	American Airlines Group Inc, 144A	5.500%	10/01/19	BB-	3,543,400
2,000	American Airlines Group Inc, 144A	4.625%	3/01/20	BB-	2,011,300
4,235	Virgin Australia Holdings Ltd, 144A	8.500%	11/15/19	B	4,319,700
13,335	Total Airlines				13,500,320
	Auto Components – 0.4%
1,102	American Axle & Manufacturing Inc	7.750%	11/15/19	B	1,128,173
	Automobiles – 3.2%
5,150	Fiat Chrysler Automobiles NV	4.500%	4/15/20	BBB-	5,195,062
972	Jaguar Land Rover Automotive PLC, 144A	4.250%	11/15/19	BB+	970,785
2,500	Jaguar Land Rover Automotive PLC, 144A	3.500%	3/15/20	BB+	2,481,250
8,622	Total Automobiles				8,647,097
	Banks – 0.2%
500	Capital One NA	2.350%	1/31/20	A-	497,488
	Chemicals – 2.7%
4,327	CF Industries Inc	7.125%	5/01/20	BB+	4,516,306
2,910	INVISTA Finance LLC, 144A	4.250%	10/15/19	BBB-	2,922,109
7,237	Total Chemicals				7,438,415
	Commercial Services & Supplies – 3.1%
4,250	ADT Security Corp/The	5.250%	3/15/20	BB-	4,292,500
4,000	TEGNA Inc	5.125%	10/15/19	BB	4,010,000
8,250	Total Commercial Services & Supplies				8,302,500
	Communications Equipment – 0.6%
1,581	Nokia OYJ	5.375%	5/15/19	BB+	1,584,162
	Consumer Finance – 2.5%
3,000	Ally Financial Inc	4.125%	3/30/20	BB+	3,019,770
3,680	Navient Corp	8.000%	3/25/20	BB	3,827,200
6,680	Total Consumer Finance				6,846,970
	Containers & Packaging – 1.3%
3,567	Greif Inc	7.750%	8/01/19	BB-	3,620,505

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Consumer Services – 0.4%
$1,000	JC Penney Corp Inc	8.125%	10/01/19	B+	$995,000
	Diversified Financial Services – 4.0%
2,500	Ally Financial Inc	3.750%	11/18/19	BB+	2,506,250
4,000	General Electric Co	5.500%	1/08/20	BBB+	4,086,768
4,250	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.375%	4/01/20	BB-	4,250,000
10,750	Total Diversified Financial Services				10,843,018
	Diversified Telecommunication Services – 1.5%
4,030	Telecom Italia Capital SA	7.175%	6/18/19	BBB-	4,056,558
	Electric Utilities – 1.3%
3,500	Centrais Eletricas Brasileiras SA, 144A	6.875%	7/30/19	BB-	3,529,785
	Electronic Equipment, Instruments & Components – 1.4%
3,875	Sanmina Corp, 144A	4.375%	6/01/19	BBB-	3,875,000
	Equity Real Estate Investment Trust – 2.0%
2,340	CoreCivic Inc	4.125%	4/01/20	Ba1	2,322,450
3,000	Office Properties Income Trust	3.600%	2/01/20	BBB-	3,004,188
5,340	Total Equity Real Estate Investment Trust				5,326,638
	Food Products – 1.5%
4,000	Marfrig Holdings Europe BV, 144A	6.875%	6/24/19	BB-	4,020,400
	Health Care Providers & Services – 3.3%
5,500	HCA Inc	6.500%	2/15/20	BBB-	5,660,625
3,300	Tenet Healthcare Corp	4.750%	6/01/20	BB	3,341,250
8,800	Total Health Care Providers & Services				9,001,875
	Hotels, Restaurants & Leisure – 4.1%
5,293	MGM Resorts International	5.250%	3/31/20	BB	5,392,244
4,000	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	4,050,000
1,640	Yum! Brands Inc	5.300%	9/15/19	B+	1,648,200
10,933	Total Hotels, Restaurants & Leisure				11,090,444
	Household Durables – 7.0%
2,144	KB Home	8.000%	3/15/20	BB-	2,232,976
132	Lennar Corp	4.500%	6/15/19	BBB-	132,000
3,750	Lennar Corp	4.500%	11/15/19	BBB-	3,754,687
187	Lennar Corp	6.625%	5/01/20	BBB-	192,610
3,000	MDC Holdings Inc	5.625%	2/01/20	BBB-	3,048,750
2,925	Meritage Homes Corp	7.150%	4/15/20	BB	3,027,375
4,305	Toll Brothers Finance Corp	6.750%	11/01/19	BBB-	4,396,266
2,168	TRI Pointe Group Inc / TRI Pointe Homes Inc	4.375%	6/15/19	BB-	2,170,710
18,611	Total Household Durables				18,955,374

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Independent Power & Renewable Electricity Producers – 2.0%
$5,364	Atlantica Yield plc, 144A	7.000%	11/15/19	BB+	$5,390,820
	Insurance – 1.0%
2,765	CNO Financial Group Inc	4.500%	5/30/20	Baa3	2,778,825
	Media – 3.9%
2,550	Cablevision Systems Corp	8.000%	4/15/20	B	2,664,750
540	DISH DBS Corp	7.875%	9/01/19	BB-	546,750
3,800	DISH DBS Corp	5.125%	5/01/20	BB-	3,823,750
3,426	Hughes Satellite Systems Corp	6.500%	6/15/19	BBB-	3,443,473
10,316	Total Media				10,478,723
	Multi-Utilities – 0.9%
2,550	DPL Inc	6.750%	10/01/19	BBB-	2,562,750
	Oil, Gas & Consumable Fuels – 6.0%
2,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp	5.500%	10/15/19	BBB-	2,020,060
1,045	Canadian Oil Sands Ltd, 144A	7.750%	5/15/19	A-	1,050,135
1,500	Chesapeake Energy Corp	6.037%	4/15/19	BB	1,498,500
4,500	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	4,573,125
1,946	EnLink Midstream Partners LP	2.700%	4/01/19	BBB-	1,946,000
3,500	Southwestern Energy Co	5.300%	1/23/20	BB	3,499,855
1,750	Teekay Corp	8.500%	1/15/20	B+	1,758,750
16,241	Total Oil, Gas & Consumable Fuels				16,346,425
	Pharmaceuticals – 3.0%
375	Allergan Funding SCS	3.000%	3/12/20	BBB	374,776
3,500	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A	4.875%	4/15/20	B+	3,482,500
4,250	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	BBB	4,182,274
8,125	Total Pharmaceuticals				8,039,550
	Software – 0.4%
1,016	CDK Global Inc	3.800%	10/15/19	BB+	1,016,000
	Specialty Retail – 1.4%
3,700	L Brands Inc	7.000%	5/01/20	Ba1	3,829,500
	Technology Hardware, Storage & Peripherals – 2.9%
8,000	EMC Corp	2.650%	6/01/20	Ba2	7,940,377
	Thrifts & Mortgage Finance – 1.2%
3,247	Radian Group Inc	5.500%	6/01/19	BB+	3,247,000
	Wireless Telecommunication Services – 4.7%
6,100	CenturyLink Inc	5.625%	4/01/20	BB	6,217,059

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services (continued)
$6,205	Sprint Communications Inc, 144A	7.000%	3/01/20	BB	$6,367,881
12,305	Total Wireless Telecommunication Services				12,584,940
$195,342	Total Corporate Bonds (cost $197,031,967)				197,474,632

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 7.4% (7.4% of Total Investments)
	Argentina – 0.4%
$1,000	Argentine Republic Government International Bond	6.250%	4/22/19	B	$1,000,500
	Brazil – 1.5%
3,981	Brazilian Government International Bond	8.875%	10/14/19	Ba2	4,111,577
	Egypt – 1.9%
5,000	Egypt Government International Bond, 144A	5.750%	4/29/20	B+	5,054,650
	South Africa – 1.8%
1,000	Republic of South Africa Government International Bond	6.875%	5/27/19	Baa3	1,005,000
3,700	Republic of South Africa Government International Bond	5.500%	3/09/20	Baa3	3,758,904
4,700	Total South Africa				4,763,904
	Turkey – 1.8%
5,000	Turkey Government International Bond	7.500%	11/07/19	BB	5,025,040
$19,681	Total Sovereign Debt (cost $19,973,801)				19,955,671

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 4.5% (4.6% of Total Investments)
	Capital Markets – 1.3%
$3,500	Prospect Capital Corp	4.750%	4/15/20	BBB-	$3,515,941
	Construction Materials – 0.4%
1,000	Cemex SAB de CV	3.720%	3/15/20	N/R	993,911
	Electrical Equipment – 1.2%
3,240	Tesla Energy Operations Inc/DE	1.625%	11/01/19	N/R	3,128,315
	Machinery – 0.5%
1,500	Navistar International Corp	4.750%	4/15/19	CCC+	1,501,873
	Metals & Mining – 0.6%
1,750	AK Steel Corp	5.000%	11/15/19	B-	1,756,903
	Oil, Gas & Consumable Fuels – 0.5%
1,500	Whiting Petroleum Corp	1.250%	4/01/20	BB	1,449,993
$12,490	Total Convertible Bonds (cost $12,348,489)				12,346,936

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 2.8% (2.8% of Total Investments)
	Containers & Packaging – 1.5%
$4,000	Berry Global Inc, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	$3,993,040
	Independent Power & Renewable Electricity Producers – 1.3%
3,491	Calpine Corporation, Term Loan B	4.250%	1-Month LIBOR	1.750%	12/31/19	BB	3,490,588
$7,491	Total Variable Rate Senior Loan Interests (cost $7,488,463)						7,483,628
	Total Long-Term Investments (cost $236,842,720)						237,260,867

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 11.5% (11.6% of Total Investments)
	COMMERCIAL PAPER – 7.5% (7.6% of Total Investments)
	Air Freight & Logistics – 1.8%
$5,000	United Parcel Service Inc, 144A	0.000%	11/18/19	$4,920,433
	Automobiles – 0.7%
2,000	Ford Motor Credit Co LLC, 144A	0.000%	11/18/19	1,953,158
	Diversified Financial Services – 3.3%
4,000	Chesham Finance LLC, 144A	0.000%	11/18/19	3,932,497
5,000	Halkin Finance LLC, 144A	0.000%	11/18/19	4,915,621
9,000	Total Diversified Financial Services			8,848,118

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Food Products – 1.1%
$3,000	Nestle Capital Corp, 144A	0.000%	11/13/19	$2,951,975
	Insurance – 0.6%
1,750	Prudential PLC, 144A	0.000%	11/08/19	1,722,498
$20,750	Total Commercial Paper (cost $20,396,182)			20,396,182

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	REPURCHASE AGREEMENTS – 4.0% (4.0% of Total Investments)
$10,665	Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/29/19, repurchase price $10,666,445, collateralized by $9,650,000 U.S. Treasury Notes, 0.625%, due 7/15/21, value $10,879,034	1.200%	4/01/19	$10,665,378
	Total Short-Term Investments (cost $31,061,560)			31,061,560
	Total Investments (cost $267,904,280) – 99.1%			268,322,427
	Other Assets Less Liabilities – 0.9%			2,449,051
	Net Assets Applicable to Common Shares – 100%			$270,771,478
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$197,474,632	$ —	$197,474,632
Sovereign Debt	—	19,955,671	—	19,955,671
Convertible Bonds	—	12,346,936	—	12,346,936
Variable Rate Senior Loan Interests	—	7,483,628	—	7,483,628
Short-Term Investments:
Commercial Paper	20,396,182	—	—	20,396,182
Repurchase Agreements	—	10,665,378	—	10,665,378
Total	$20,396,182	$247,926,245	$ —	$268,322,427

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date
WI/DD	Investment purchased on a when-issued or delayed delivery basis.